Subsequent Events (Details) - USD ($)	Mar. 14, 2023	Mar. 06, 2023	Mar. 31, 2023	Mar. 16, 2023	Mar. 15, 2023	Dec. 31, 2022		Sep. 30, 2022	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Extension loan (in Dollars)				$ 57,464	$ 344,781
Public price per share (in Dollars per share)	$ 10.69					$ 10
(in Dollars)	$ 16,290,945					$ 31,445,874			$ 250,017,673
Sponsor [Member]
Subsequent Events (Details) [Line Items]
Extension loan (in Dollars)								$ 976,832
Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares issued			5,540,000			540,000			540,000
Common stock, shares outstanding			5,540,000			540,000			540,000
Public price per share (in Dollars per share)			$ 12
Redeemable shares of common stock	1,523,509
Class B Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares issued			1,250,000			6,250,000	[1]		6,250,000	[1]
Common stock, shares outstanding			1,250,000			6,250,000	[1]		6,250,000	[1]
Subsequent Event [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Public price per share (in Dollars per share)	$ 0.04
Subsequent Event [Member] | Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Shares issued		5,000,000
Shares of restrictions		5,000,000
Common stock, shares issued		8,500,098
Common stock, shares outstanding		8,500,098
Subsequent Event [Member] | Class A Common Stock [Member] | Sponsor [Member]
Subsequent Events (Details) [Line Items]
Shares issued		5,537,500
Subsequent Event [Member] | Class B Common Stock [Member]
Subsequent Events (Details) [Line Items]
Conversion shares		5,000,000
Common stock, shares issued		1,250,000
Common stock, shares outstanding		1,250,000
Subsequent Event [Member] | Class B Common Stock [Member] | Sponsor [Member]
Subsequent Events (Details) [Line Items]
Shares issued		1,228,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Public price per share (in Dollars per share)	$ 0.24

[1]	On March 16, 2021, 75,000 shares of Class B common stock were forfeited by the Sponsor (see Note 6).